ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable	$ 13,488,433	$ 28,816,059
Allowance for expected credit loss	(13,488,433)	(13,658,675)	$ (4,854,638)
Total accounts receivable, net		$ 15,157,384